Property and Equipment, Net - Schedule of Property and Equipment, Net from Continuing Operations (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Less: accumulated depreciation	$ (580,813)	$ (544,738)
Property and equipment, net	120,576	139,183
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	361,935	355,204
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	225,715	217,093
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	$ 113,739	$ 111,624